Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Schedule of estimated useful lives of property and equipment

Category	Estimated useful lives
Electronic equipment	3-5 years
Software	10 years
Transportation equipment	4 years
Office equipment	3-5 years
Leasehold improvement	Shorter of 5 years or lease term